STOCKHOLDERS’ EQUITY (Details Narrative)	Sep. 30, 2021 € / shares shares
IfrsStatementLineItems [Line Items]
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Temporary Equity, Shares Outstanding	12,500,000
Class A Common Stock [Member]
IfrsStatementLineItems [Line Items]
Common stock par value | € / shares	€ 0.0001
Class B Common Stock [Member]
IfrsStatementLineItems [Line Items]
Common stock par value | € / shares	€ 0.0001
Common stock shares authorized	10,000,000
Common stock issued and outstanding	3,125,000